Risk management - Financial assets modified (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets modified [abstract]
Amortised cost before modification	€ 2,595	€ 2,840
Net modification results	(47)	(144)
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	€ 448	€ 312